Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Table]
Payments in respect of developmental milestones	$ 7,371	$ 8,666
Non-cancellable contractual commitments	$ 16,422	$ 11,288